Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (3,146,000)	$ (3,889,000)		$ (1,848,000)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	840,000	835,000		1,113,000
Deferred tax benefits		1,258,000		(1,395,000)
Impairment of other investments
Decrease (increase) in assets:
Prepaid expenses and other current assets	8,000	(18,000)		(8,000)
Increase (decrease) in liabilities:
Accounts payable	(63,000)	(71,000)		106,000
Accrued expenses	(57,000)	6,000		5,000
Net cash used for operating activities	(2,418,000)	(1,879,000)		(2,027,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(18,000)
Purchase of investments		(65,000)		(4,185,000)
Note receivable investment, net	2,000	(9,000)		(5,278,000)
Net cash used for investing activities	(16,000)	(74,000)		(9,463,000)
Cash flows from financing activities:
Borrowings from note payable, related party	2,633,000	2,008,000		11,464,000
Net cash provided by financing activities	2,633,000	2,008,000		11,464,000
Net increase in cash	199,000	55,000		(27,000)
Cash and cash equivalents at beginning of period	2,000	46,000	$ 46,000	72,000
Cash and cash equivalents at end of period	201,000	101,000	2,000	46,000
Previously Reported [Member]
Cash flows from operating activities:
Net loss			(7,255,000)	(1,848,000)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization			1,113,000
Deferred tax benefits			(621,000)
Impairment of other investments			4,100,000
Decrease (increase) in assets:
Prepaid expenses and other current assets			(60,000)
Increase (decrease) in liabilities:
Accounts payable			424,000
Accrued expenses			57,000
Net cash used for operating activities			(2,242,000)
Cash flows from investing activities:
Purchase of property, plant and equipment			(276,000)
Purchase of investments			(65,000)
Note receivable investment, net			(8,000)
Net cash used for investing activities			(349,000)
Cash flows from financing activities:
Borrowings from note payable, related party			2,547,000
Net cash provided by financing activities			2,547,000
Net increase in cash			(44,000)
Cash and cash equivalents at beginning of period	$ 2,000	$ 46,000	46,000
Cash and cash equivalents at end of period			$ 2,000	$ 46,000